Subsequent events - Additional Information (Detail) (USD $)			1 Months Ended				6 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Aug. 31, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] Order or Production Backlog [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] Newbuildings [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] Newbuildings [Member] Order or Production Backlog [Member]	Jun. 30, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] Scheduled For Delivery [Member]	Aug. 31, 2014 Subsequent Event [Member] Logitel Offshore Holdings [Member] Scheduled For Delivery [Member] Order or Production Backlog [Member] FloatingAccommodationUnits
Subsequent Event [Line Items]
Percentage of noncontrolling interest acquired			100.00%
Portion of purchase price paid in cash			$ 4,000,000
Potential additional cash amount for purchase price			27,600,000
Number of floating accommodation units			3	6	2			1
Operating lease arrangement period, lessor							3 years
Expected cost of project			534,000,000
Payments made towards commitments	34,073,000	31,675,000	18,000,000
Purchase obligation due in 2014			8,800,000
Purchase obligation due in 2015			341,000,000
Purchase obligation due in 2016			166,200,000
License fees			22,200,000
Long-term debt	2,543,481,000	2,368,976,000				60,000,000
Repayment of non-interest bearing amount on bond						$ 10,000,000
Long-term Debt, Maturities, Repayment Terms						within 6 months of delivery of each of the next six FAUs, including the three ordered from COSCO.
Debt conversion, description			The conversion option is exercisable if the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, In this case, Sevan has a one-time option to receive the remaining two options with COSCO in exchange for the extinguishment of the remaining amount owing on the bond agreement. If the one-time option is not exercised by Sevan, any remaining amount owing on the bond agreement will be forgiven when there is a continuous three-year period, from the date of the latest delivery of a newbuilding FAU based on the Sevan cylindrical hull design, where no such Sevan design FAUs are ordered.